Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash, cash equivalents and restricted cash	$ 107,226	$ 91,818
Accounts receivable, net of allowance for credit losses of $2,722 and $6,717, respectively	66,031	55,660
Inventories, net	220,654	215,913
Assets held for sale	7,191	17,795
Prepaid expenses and other current assets	28,128	30,397
Notes receivable - current	451	7,020
Total current assets	429,681	418,603
Deferred tax asset	401	419
Note receivable - net of current	2,037	0
Property, plant and equipment, net	546,426	571,627
Right-of-use assets, finance lease, net	105,168	143,203
Right-of-use assets, operating lease, net	116,519	118,435
Intangible assets, net	1,085,397	1,172,445
Goodwill	628,884	626,628
Income tax receivable	20,041	30,168
Investments and other assets	14,982	15,048
Total assets	2,949,536	3,096,576
Current liabilities:
Accounts payable	79,129	79,319
Accrued expenses	102,188	101,311
Income tax payable	23,414	198,056
Lease liabilities, finance - current	10,995	9,428
Lease liabilities, operating - current	17,333	15,993
Notes payable - current	101,723	39,478
Contingent consideration liability - current	3,310	11,901
Deferred consideration liability - current	33,068	22,342
Financial obligations - current	7,208	5,777
Liabilities held for sale	8,905	9,173
Other current liabilities	652	1,256
Total current liabilities	387,925	494,034
Deferred tax liability	244,601	297,185
Notes payable - net of current	466,897	548,289
Lease liabilities, finance - net of current	150,683	159,961
Lease liabilities, operating - net of current	106,192	110,398
Uncertain tax position	392,188	79,142
Contingent consideration liability - net of current	2,837	4,724
Deferred consideration liability - net of current	2,000	21,310
Financial obligations - net of current	201,687	208,895
Other long-term liabilities	1,133	1,346
Total liabilities	1,956,143	1,925,284
Commitment and contingencies
Temporary equity:
Redeemable non-controlling interest contingency	132,179	120,650
Shareholders’ equity:
Additional paid-in capital	2,237,468	2,204,318
Treasury shares	0	(1,050)
Accumulated other comprehensive loss	(20,080)	(11,875)
Accumulated deficit	(1,356,174)	(1,140,751)
Total shareholders’ equity	861,214	1,050,642
Total liabilities, temporary equity and shareholders’ equity	$ 2,949,536	$ 3,096,576